Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Schedule of Warrant Activity

The following table represents warrant activity for the nine months ended September 30, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	14,619	$601.78	4.20
Exercisable – December 31, 2023	11,114	$770.50	5.52	$-
Granted	-	$-
Exercised	-	$-
Forfeited or Expired	(2,358)	$-
Outstanding – September 30, 2024	12,261	$129.05	4.15
Exercisable – September 30, 2024	12,261	$129.05	4.15	$-

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	2,414	$3,110	1.32
Exercisable – December 31, 2022	2,414	$3.110	1.32	$-
Granted	214,028	$7.50
Exercised	(201,823)	$1.50
Forfeited or Expired	-	$-
Outstanding – December 31, 2023	14,619	$601.78	4.20
Exercisable – December 31, 2023	11,114	$770.50	5.52	$-